Consolidated statements of financial position $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK (kr) [1]	Dec. 31, 2016 DKK (kr)		Dec. 31, 2015 DKK (kr)		Dec. 31, 2014 DKK (kr)
Non-current assets
Plant and machinery		kr 13,650,000		kr 14,855,000	kr 12,081,000		kr 14,672,000
Other fixtures and fittings, tools and equipment		1,794,000		953,000	1,154,000		1,153,000
Leasehold improvements		186,000		304,000	408,000		628,000
Deposits		2,762,000		2,729,000	2,690,000		2,666,000
Restricted cash		0		5,892,000	305,120,000
Other investments	$ 5.0	32,582,000	$ 1.5	9,312,000
Total non-current assets		50,974,000		34,045,000	321,453,000		19,119,000
Current assets
Trade receivables		3,274,000		5,679,000	0		149,571,000
Prepaid expenses		11,740,000		7,253,000	13,837,000		2,430,000
Income tax receivable		1,195,000		5,500,000	5,500,000		5,875,000
Other receivables		3,368,000		4,979,000	5,379,000		10,427,000
Securities		298,611,000		75,111,000
Cash and cash equivalents		860,635,000		588,718,000	323,330,000	[1]	418,796,000	[1]
Total current assets		1,178,823,000		687,240,000	361,663,000		608,502,000
Total assets		1,229,797,000		721,285,000	683,116,000		627,621,000
Liabilities and equity
Share capital		30,786,827		30,751,327	26,142,365		24,352,769		kr 23,193,047
Share premium		1,979,493,000		1,959,199,000	1,441,263,000		1,263,179,000
Retained loss		(893,999,000)		(1,475,281,000)	(1,200,024,000)		(1,042,729,000)
Equity		1,116,281,000		514,669,000	267,381,000		244,803,000
Royalty bond		0		132,986,000	328,878,000		312,951,000
Non-current liabilities		0		132,986,000	328,878,000		312,951,000
Trade payables		32,652,000		29,428,000	19,739,000		21,676,000
Royalty bond		0		2,748,000	3,365,000
Other liabilities		80,864,000		41,454,000	63,753,000		48,191,000
Current liabilities		113,516,000		73,630,000	86,857,000		69,867,000
Total liabilities		113,516,000		206,616,000	415,735,000		382,818,000
Total equity and liabilities		kr 1,229,797,000		kr 721,285,000	kr 683,116,000		kr 627,621,000

[1]	See note 1 to the consolidated financial statements.